Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-226683

Distillate International Fundamental Stability & Value ETF (DSTX)

September 27, 2021

Supplement to the
Prospectus dated December 9, 2020, as previously supplemented

Effective with the October 2021 rebalance and reconstitution of the Fund’s underlying index, the following sentence is added to the section entitled “Additional Information About the Fund — Additional Information About the Index”:
For companies headquartered in China/Hong Kong, only such companies’ Hong Kong-listed securities are eligible for inclusion in the Index.

Please retain this Supplement with your Prospectus for future reference.